Net Loss Per Share - Schedule of Potentially Dilutive Securities Excluded from Computation of Diluted Net Loss Per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	3,056,298	1,731,777	3,391,735	1,148,637
Restricted Stock
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share		500		1,000
Restricted stock units
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	753,863	24,960	828,935	24,960
Options Issued and Outstanding
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	2,302,435	1,706,317	2,562,800	1,122,677